Equity (Net Unrealized Investment Gains (Losses) in AOCI on AFS Fixed Maturity Securities with OTTI, Allowance for Credit Losses and All Other Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 4,701,980
Ending Balance	8,044,278	$ 4,701,980
Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(1,192,702)	(927,778)	$ (1,474,475)
Ending Balance	(406,179)	(1,192,702)	(927,778)
Net Unrealized Investment Gains (losses) | Accumulated Net Unrealized Investment Gains (Losses) Pre-Tax with Allowance
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	893	1,987	4,371
Net unrealized investment gains (losses) on investments arising during period	(247)	(773)	(4,482)
Reclassification adjustment for (gains) losses included in net income	(2,361)	(175)	(265)
Reclassification due to allowance for credit losses recorded during the period	363	(146)	2,363
Impact of net unrealized investment (gains) losses	0	0	0
Ending Balance	(1,352)	893	1,987
Net Unrealized Investment Gains (losses) | Accumulated Net Unrealized Investment Gains (Losses) Pre Tax All Other
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(1,847,178)	(1,404,180)	(2,161,026)
Net unrealized investment gains (losses) on investments arising during period	1,029,138	(525,222)	744,727
Reclassification adjustment for (gains) losses included in net income	105,353	82,078	14,482
Reclassification due to allowance for credit losses recorded during the period	(363)	146	(2,363)
Impact of net unrealized investment (gains) losses	0	0	0
Ending Balance	(713,050)	(1,847,178)	(1,404,180)
Net Unrealized Investment Gains (losses) | Deferred Policy Acquisition Costs and Other Costs
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(583,709)	(801,351)	(1,198,422)
Net unrealized investment gains (losses) on investments arising during period	0	0	0
Reclassification adjustment for (gains) losses included in net income	0	0	0
Reclassification due to allowance for credit losses recorded during the period	0	0	0
Impact of net unrealized investment (gains) losses	335,647	217,642	397,071
Ending Balance	(248,062)	(583,709)	(801,351)
Net Unrealized Investment Gains (losses) | Future Policy Benefits and Policyholders' Account Balances and Other Liabilities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	920,455	1,029,098	1,488,679
Net unrealized investment gains (losses) on investments arising during period	0	0	0
Reclassification adjustment for (gains) losses included in net income	0	0	0
Reclassification due to allowance for credit losses recorded during the period	0	0	0
Impact of net unrealized investment (gains) losses	(472,085)	(108,643)	(459,581)
Ending Balance	448,370	920,455	1,029,098
Net Unrealized Investment Gains (losses) | Income Tax Benefit (Expense)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	316,837	246,668	391,923
Net unrealized investment gains (losses) on investments arising during period	(215,954)	110,227	(155,393)
Reclassification adjustment for (gains) losses included in net income	(21,617)	(17,164)	(2,984)
Reclassification due to allowance for credit losses recorded during the period	0	0	0
Impact of net unrealized investment (gains) losses	28,649	(22,894)	13,122
Ending Balance	107,915	316,837	246,668
Net Unrealized Investment Gains (losses) | Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(1,192,702)	(927,778)	(1,474,475)
Net unrealized investment gains (losses) on investments arising during period	812,937	(415,768)	584,852
Reclassification adjustment for (gains) losses included in net income	81,375	64,739	11,233
Reclassification due to allowance for credit losses recorded during the period	0	0	0
Impact of net unrealized investment (gains) losses	(107,789)	86,105	(49,388)
Ending Balance	$ (406,179)	$ (1,192,702)	$ (927,778)